UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3254

Strong Large Cap Growth Fund, Inc., on behalf of
Strong Large Cap Growth Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Large Cap Growth Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 98.3%
Aerospace - Defense 1.0%
Northrop Grumman Corporation                                      100,000        $  5,333,000

Banks - Midwest 0.5%
TCF Financial Corporation                                          80,000           2,423,200

Chemicals - Specialty 0.7%
Praxair, Inc.                                                      90,000           3,846,600

Commercial Services - Miscellaneous 1.1%
Paychex, Inc.                                                     190,000           5,728,500

Commercial Services - Schools 2.1%
Apollo Group, Inc. Class A (b)                                    105,000           7,703,850
Strayer Education, Inc.                                            25,000           2,875,250
                                                                         ---------------------
                                                                                   10,579,100

Computer - Data Storage 0.6%
EMC Corporation (b)                                               280,000           3,231,200

Computer - IT Services 0.6%
Cognizant Technology Solutions Corporation Class A
(b)                                                               100,000           3,051,000

Computer - Local Networks 4.7%
Cisco Systems, Inc. (b)                                           540,000           9,774,000
Juniper Networks, Inc. (b)                                        490,000          11,564,000
Polycom, Inc. (b)                                                 150,000           2,973,000
                                                                         ---------------------
                                                                                   24,311,000

Computer - Manufacturers 3.1%
Dell, Inc. (b)                                                    450,000          16,020,000

Computer Software - Education/Entertainment 1.0%
Electronic Arts, Inc. (b)                                         110,000           5,058,900

Computer Software - Enterprise 0.6%
SAP AG Sponsored ADR                                               80,000           3,116,000

Computer Software - Security 1.6%
Symantec Corporation (b)                                          150,000           8,232,000

Cosmetics - Personal Care 3.8%
Kimberly-Clark Corporation                                         60,000           3,875,400
The Procter & Gamble Company                                      285,000          15,424,200
                                                                         ---------------------
                                                                                   19,299,600

Diversified Operations 4.6%
3M Co.                                                             85,000           6,797,450
General Electric Company                                          370,000          12,424,600
Tyco International, Ltd.                                          135,000           4,139,100
                                                                         ---------------------
                                                                                   23,361,150

Electronics - Scientific Measuring 2.2%
Danaher Corporation (c)                                           220,000          11,281,600

Electronics - Semiconductor Manufacturing 4.8%
Analog Devices, Inc.                                              135,000           5,235,300
Intel Corporation                                                 130,000           2,607,800
Marvell Technology Group, Ltd. (b)                                185,000           4,834,050
Maxim Integrated Products, Inc.                                   135,000           5,709,150
Microchip Technology, Inc. (c)                                    225,000           6,039,000
                                                                         ---------------------
                                                                                   24,425,300

Finance - Consumer/Commercial Loans 1.0%
SLM Corporation (c)                                               120,000           5,352,000

Finance - Investment Brokers 1.8%
The Goldman Sachs Group, Inc.                                      70,000           6,526,800
Lehman Brothers Holdings, Inc.                                     35,000           2,790,200
                                                                         ---------------------
                                                                                    9,317,000

Finance - Mortgage & Related Services 1.7%
Countrywide Financial Corporation                                 220,000           8,665,800

Financial Services - Miscellaneous 1.0%
American Express Company                                          100,000           5,146,000

Food - Miscellaneous Preparation 1.8%
PepsiCo, Inc.                                                     190,000           9,243,500

Household - Consumer Electronics 1.3%
Harman International Industries, Inc.                              60,000           6,465,000

Insurance - Diversified 2.6%
American International Group, Inc.                                155,000          10,538,450
Prudential Financial, Inc.                                         55,000           2,587,200
                                                                         ---------------------
                                                                                   13,125,650

Internet - Content 2.6%
Google, Inc. Class A (b)                                           15,000           1,944,000
Yahoo! Inc. (b)                                                   330,000          11,190,300
                                                                         ---------------------
                                                                                   13,134,300

Internet - E*Commerce 2.6%
Amazon.com, Inc. (b)                                               65,000           2,655,900
eBay, Inc. (b)                                                    115,000          10,573,100
                                                                         ---------------------
                                                                                   13,229,000

Leisure - Gaming/Equipment 3.5%
International Game Technology                                     240,000           8,628,000
Station Casinos, Inc.                                              90,000           4,413,600
Wynn Resorts, Ltd. (b)                                            100,000           5,169,000
                                                                         ---------------------
                                                                                   18,210,600

Media - Cable TV 0.3%
Cox Communications, Inc. Class A (b)                               50,000           1,656,500

Media - Radio/TV 2.0%
Univision Communications, Inc. Class A (b)                         95,000           3,002,950
XM Satellite Radio Holdings, Inc. Class A (b)                     230,000           7,134,600
                                                                         ---------------------
                                                                                   10,137,550

Medical - Biomedical/Biotechnology 5.1%
Amgen, Inc. (b)                                                   145,000           8,218,600
Biogen Idec, Inc. (b)                                              60,000           3,670,200
Genzyme Corporation (b)                                            95,000           5,168,950
Gilead Sciences, Inc. (b)                                         250,000           9,345,000
                                                                         ---------------------
                                                                                   26,402,750

Medical - Drug/Diversified 1.0%
Johnson & Johnson                                                  90,000           5,069,700

Medical - Ethical Drugs 3.3%
Allergan, Inc.                                                     35,000           2,539,250
Eli Lilly & Company                                                85,000           5,104,250
Pfizer, Inc.                                                      300,000           9,180,000
                                                                         ---------------------
                                                                                   16,823,500

Medical - Generic Drugs 0.7%
Teva Pharmaceutical Industries, Ltd. ADR                          135,000           3,503,250

Medical - Health Maintenance Organizations 0.8%
Aetna, Inc.                                                        40,000           3,997,200

Medical - Hospitals 0.5%
HCA, Inc.                                                          65,000           2,479,750

Medical - Products 4.6%
Biomet, Inc. (c)                                                   55,000           2,578,400
St. Jude Medical, Inc. (b)                                        105,000           7,903,350
Stryker Corporation                                               110,000           5,288,800
Zimmer Holdings, Inc. (b) (c)                                     100,000           7,904,000
                                                                         ---------------------
                                                                                   23,674,550

Medical/Dental - Supplies 0.7%
Kinetic Concepts, Inc. (b)                                         65,000           3,415,750

Metal Ores - Miscellaneous 0.9%
Alcoa, Inc.                                                       130,000           4,366,700

Oil & Gas - Drilling 0.4%
Noble Corporation (b) (c)                                          40,000           1,798,000

Oil & Gas - Field Services 1.0%
BJ Services Company                                               100,000           5,241,000

Oil & Gas - International Integrated 0.9%
Exxon Mobil Corporation                                           100,000           4,833,000

Oil & Gas - Machinery/Equipment 1.4%
Smith International, Inc. (b)                                     120,000           7,287,600

Oil & Gas - United States Exploration & Production
2.6%
Apache Corporation                                                100,000           5,011,000
Occidental Petroleum Corporation                                   90,000           5,033,700
XTO Energy, Inc.                                                  100,000           3,248,000
                                                                         ---------------------
                                                                                   13,292,700

Retail - Consumer Electronics 0.5%
Best Buy Company, Inc.                                             45,500           2,467,920

Retail - Department Stores 0.7%
Kohl's Corporation (b)                                             75,000           3,614,250

Retail - Discount & Variety 2.2%
Dollar General Corporation (c)                                    200,000           4,030,000
Dollar Tree Stores, Inc. (b)                                      275,000           7,411,250
                                                                         ---------------------
                                                                                   11,441,250

Retail - Drug Stores 1.2%
Walgreen Company                                                  165,000           5,911,950

Retail - Major Discount Chains 2.9%
Target Corporation                                                325,000          14,706,250

Retail - Miscellaneous 1.2%
Cabela's, Inc. (b)                                                 85,000           2,027,250
PETCO Animal Supplies, Inc. (b)                                   120,000           3,919,200
                                                                         ---------------------
                                                                                    5,946,450

Retail - Restaurants 0.6%
Starbucks Corporation (b) (c)                                      65,000           2,954,900

Retail - Super/Mini Markets 0.7%
Whole Foods Marketing, Inc.                                        45,000           3,860,550

Retail/Wholesale - Building Products 2.8%
The Home Depot, Inc.                                              250,000           9,800,000
Lowe's Companies, Inc.                                             90,000           4,891,500
                                                                         ---------------------
                                                                                   14,691,500

Retail/Wholesale - Office Supplies 1.0%
Staples, Inc.                                                     175,000           5,218,500

Telecommunications - Fiber Optics 1.0%
Corning, Inc. (b)(c)                                              500,000           5,540,000

Telecommunications - Wireless Equipment 4.4%
Motorola, Inc.                                                    285,000           5,141,400
QUALCOMM, Inc.                                                    290,000          11,321,600
Research in Motion, Ltd. (b)                                       85,000           6,488,900
                                                                         ---------------------
                                                                                   22,951,900
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $421,938,691)                                           504,471,920
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 3.4%
Collateral Received for Securities Lending 1.7%
Navigator Prime Portfolio                                       8,541,889           8,541,889

Repurchase Agreements 1.7%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $5,000,257 ); Collateralized
by: United States Government & Agency Issues                 $  5,000,000           5,000,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $3,946,793 );
Collateralized by: United States Government & Agency
Issues                                                          3,946,700           3,946,700
                                                                         ---------------------
Total Repurchase Agreements                                                         8,946,700
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $17,488,589)                                    17,488,589
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $439,427,280)                               521,960,509
101.7%
Other Assets and Liabilities, Net (1.7%)                                           (8,659,394)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    513,301,115
==============================================================================================


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Large Cap Growth Fund, Inc., on behalf of Strong Large Cap Growth Fund



By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004